Fair Value Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures
Fair Value Disclosures
Fair Value of Financial Instruments
We used the following methods and assumptions in estimating our fair value disclosure for financial instruments:

•	Cash and cash equivalents. The carrying amounts reported on our consolidated balance sheets approximate fair value due to the short-term maturity or variable rates of these instruments.

•
Energy commodity derivatives deposits. This asset represents short-term deposits we paid associated with our energy commodity derivatives contracts. The carrying amount reported on our consolidated balance sheets approximates fair value as the deposits paid change daily in relation to the associated contracts.

•
Energy commodity derivatives contracts. These include NYMEX futures and exchange-traded butane futures agreements related to petroleum products. These contracts are carried at fair value on our consolidated balance sheets and are valued based on quoted prices in active markets. See Note 12 - Derivative Financial Instruments for further disclosures regarding these contracts.

•
Long-term receivables. Primarily insurance receivables, whose fair value was determined by estimating the present value of future cash flows using a risk-free rate of interest derived from US treasury rates.

•
Debt. The fair value of our publicly traded notes was based on the exchange prices of those notes at December 31, 2011 and December 31, 2012. The carrying amount of borrowings under our revolving credit facility, if any, approximates fair value due to the variable rates of that instrument.

The following table reflects the carrying amounts and fair values of our financial instruments as of December 31, 2011 and 2012 (in thousands):

	December 31, 2011		December 31, 2012
Assets (Liabilities)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$209,620	$209,620	$328,278	$328,278
Energy commodity derivatives deposits (current assets)	$26,917	$26,917	$18,304	$18,304
Energy commodity derivatives contracts (current assets)	$4,914	$4,914	$—	$—
Energy commodity derivatives contracts (current liabilities)	$—	$—	$(7,338)	$(7,338)
Energy commodity derivatives contracts (noncurrent liabilities)	$(6,457)	$(6,457)	$—	$—
Long-term receivables	$2,534	$2,510	$5,135	$5,108
Debt	$(2,151,775)	$(2,389,700)	$(2,393,408)	$(2,721,985)

Fair Value Measurements

The following tables summarize the recurring fair value measurements of our NYMEX commodity contracts as of December 31, 2011 and December 31, 2012, based on the three levels established by ASC 820-10-50; Paragraph 2, Fair Value Measurements and Disclosures-Overall-Disclosure (in thousands):

		Fair Value Measurements as of December 31, 2011 using:
Assets (Liabilities)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$172,164	$172,164	$—	$—
Energy commodity derivatives contracts (current assets)	$4,914	$4,914	$—	$—
Energy commodity derivatives contracts (noncurrent liabilities)	$(6,457)	$(6,457)	$—	$—
Long-term receivables	$2,510	$—	$—	$2,510
Debt	$(2,389,700)	$(2,389,700)	$—	$—

		Fair Value Measurements as of December 31, 2012 using:
Assets (Liabilities)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$319,716	$319,716	$—	$—
Energy commodity derivatives contracts (current liabilities)	$(7,338)	$(7,338)	$—	$—
Long-term receivables	$5,108	$—	$—	$5,108
Debt	$(2,721,985)	$(2,721,985)	$—	$—